Document and Entity Information	0 Months Ended
May 30, 2014
Risk/Return:
Document Type	497
Document Period End Date	May 30, 2014
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	0000836487
Amendment Flag	false
Document Creation Date	May 30, 2014
Document Effective Date	May 30, 2014
Prospectus Date	Apr. 30, 2014
INTERNATIONAL SMALL CAP PORTFOLIO | CLASS I
Risk/Return:
Trading Symbol	MSISX